UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06395

Dreyfus AMT-Free New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free New York Municipal Cash Management
October 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8%	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.8%
Albany Industrial Development Agency,
Civic Facility Revenue (Albany Medical
Center Hospital Project) (LOC; Bank of
America)	0.80	11/7/16	1,800,000	[a]	1,800,000
Build New York City Resource Corporation,
Revenue (Federation of Protestant
Welfare Agencies, Inc. Project) (LOC; TD
Bank)	0.77	11/7/16	1,200,000	[a]	1,200,000
Franklin County Industrial Development
Agency,
Civic Facility Revenue (Trudeau
Institute, Inc. Project) (LOC; HSBC Bank
USA)	0.76	11/7/16	705,000	[a]	705,000
Monroe County Industrial Development
Agency,
Revenue (HDF-RWC Project 1, LLC -
Robert Weslayan College Project) (LOC;
M&T Trust)	0.80	11/7/16	1,800,000	[a]	1,800,000
Nassau County Interim Finance Authority,
Sales Tax Secured Revenue (Liquidity
Facility; BMO Harris Bank NA)	0.55	11/7/16	10,000,000	[a]	10,000,000
New York City,
GO Notes (Liquidity Facility; Bank of
America)	0.50	11/1/16	1,000,000	[a]	1,000,000
New York City,
GO Notes (Liquidity Facility; JPMorgan
Chase Bank)	0.52	11/1/16	6,750,000	[a]	6,750,000
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	0.54	11/1/16	9,000,000	[a]	9,000,000
New York City Capital Resource
Corporation,
Recovery Zone Facility Revenue
(WytheHotel Project) (LOC; M&T Trust)	0.80	11/7/16	3,800,000	[a]	3,800,000
New York City Capital Resource
Corporation,
Revenue (Loan Enhanced Assistance
Program - Cobble Hill Health Center,
Inc. Project) (LOC; Bank of America)	0.72	11/7/16	440,000	[a]	440,000
New York City Housing Development
Corporation,
MFHR (456 Washington Street)
(Liquidity Facility; TD Bank)	0.60	11/7/16	7,300,000	[a]	7,300,000
New York City Housing Development
Corporation,
MFHR (Soundview Family) (LOC; Wells
Fargo Bank)	0.60	11/7/16	1,400,000	[a]	1,400,000
New York City Industrial Development
Agency,
Civic Facility Revenue (Sephardic
Community Youth Center, Inc. Project)
(LOC; M&T Trust)	0.68	11/7/16	12,800,000	[a]	12,800,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.8% (continued)
New York City Industrial Development
Agency,
Civic Facility Revenue (Spence-Chapin,
Services to Families and Children
Project) (LOC; TD Bank)	0.77	11/7/16	8,095,000	[a]	8,095,000
New York City Industrial Development
Agency,
Civic Facility Revenue (The Allen-
Stevenson School Project) (LOC;
JPMorgan Chase Bank)	0.77	11/7/16	3,455,000	[a]	3,455,000
New York City Industrial Development
Agency,
Civic Facility Revenue (Village
Community School Project) (LOC; TD
Bank)	0.77	11/7/16	2,700,000	[a]	2,700,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; Mizuho Bank, Ltd.)	0.54	11/1/16	6,000,000	[a]	6,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; U.S. Bank NA)	0.50	11/1/16	1,000,000	[a]	1,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue, Refunding
(Liquidity Facility; PNC Bank NA)	0.54	11/1/16	3,400,000	[a]	3,400,000
New York City Transitional Finance
Authority,
Future Tax Secured Revenue (LOC;
Morgan Stanley Bank)	0.53	11/1/16	16,700,000	[a]	16,700,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; Mizuho
Bank, Ltd.)	0.54	11/1/16	2,000,000	[a]	2,000,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; Northern
Trust Company)	0.50	11/1/16	9,400,000	[a]	9,400,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; U.S. Bank
NA)	0.50	11/1/16	2,000,000	[a]	2,000,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; Wells Fargo
Bank)	0.48	11/1/16	2,330,000	[a]	2,330,000
New York Local Government Assistance
Corporation,
Subordinate Lien Revenue, Refunding
(Liquidity Facility; Bank of America)	0.65	11/7/16	10,000,000	[a]	10,000,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.8% (continued)
New York State Dormitory Authority,
Revenue (Catholic Health System
Obligated Group) (LOC; HSBC Bank
USA)	0.68	11/7/16	5,305,000	[a]	5,305,000
New York State Housing Finance Agency,
Housing Revenue (160 Madison
Avenue) (LOC; U.S. Bank NA)	0.54	11/1/16	1,000,000	[a]	1,000,000
New York State Housing Finance Agency,
Housing Revenue (29 Flatbush Avenue)
(LOC; Landesbank Hessen-Thuringen
Girozentrale)	0.70	11/7/16	14,000,000	[a]	14,000,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	0.56	11/1/16	2,000,000	[a]	2,000,000
New York State Housing Finance Agency,
Housing Revenue (Baisley Park
Gardens) (LOC; Citibank NA)	0.70	11/7/16	5,835,000	[a]	5,835,000
New York State Housing Finance Agency,
Housing Revenue (North End Avenue)
(Liquidity Facility; FNMA and LOC;
FNMA)	0.65	11/7/16	3,500,000	[a]	3,500,000
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(State Facilities and Equipment)
(Liquidity Facility; JPMorgan Chase
Bank)	0.58	11/7/16	7,700,000	[a]	7,700,000
Saratoga County Capital Resource
Corporation,
Revenue (The Saratoga Hospital
Project) (LOC; HSBC Bank USA)	0.68	11/7/16	7,795,000	[a]	7,795,000
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community
Development Properties -
Vanderbilt/Larned Project) (LOC; M&T
Trust)	0.80	11/7/16	1,865,000	[a]	1,865,000
Syracuse Industrial Development Agency,
Civic Facility Revenue (Crouse Health
Hospital, Inc. Project) (LOC; HSBC Bank
USA)	0.72	11/7/16	905,000	[a]	905,000
Tender Option Bond Trust Receipts (Series
2015-ZF0271),
(Port Authority of New York and New
Jersey, Consolidated Bonds 163rd
Series) (Liquidity Facility; Royal Bank
of Canada)	0.66	11/7/16	4,600,000	[a,b,c]	4,600,000
Tender Option Bond Trust Receipts (Series
2015-ZM0122),
(Utility Debt Securitization Authority of
New York, Restructuring Bonds)
Liquidity Facility; Royal Bank of
Canada)	0.66	11/7/16	1,000,000	[a,b,c]	1,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.8% (continued)
Tender Option Bond Trust Receipts (Series
2016-XF0520),
(Metropolitan Transportation
Authority, Transportation Revenue,
Refunding) (Liquidity Facility; Royal
Bank of Canada)	0.70	11/7/16	5,500,000	[a,b,c]	5,500,000
Tender Option Bond Trust Receipts (Series
2016-XF2344),
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
Funds Revenue (New York City
Muncipal Water Finance Authority
Projects)) (Liquidity Facility; Citibank
NA)	0.67	11/7/16	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series
2016-ZF0464),
(New York Liberty Development
Corporation, Liberty Revenue (4 World
Trade Center Project)) (Liquidity
Facility; Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.70	11/7/16	4,300,000[a,b,c]		4,300,000
Tender Option Bond Trust Receipts (Series
2016-ZM0128),
(New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)) (Liquidity Facility;
Royal Bank of Canada)	0.66	11/7/16	4,375,000	[a,b,c]	4,375,000
Tender Option Bond Trust Receipts (Series
2016-ZM0129),
(New York State Urban Development
Corporation, State Personal Income Tax
Revenue (General Purpose)) (Liquidity
Facility; Royal Bank of Canada)	0.66	11/7/16	4,240,000	[a,b,c]	4,240,000
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels) (LOC; TD Bank)	0.60	11/7/16	2,000,000	[a]	2,000,000
Triborough Bridge and Tunnel Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (Liquidity
Facility; Landesbank Hessen-Thuringen
Girozentrale)	0.56	11/1/16	5,400,000	[a]	5,400,000
Triborough Bridge and Tunnel Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (LOC; Wells Fargo
Bank)	0.48	11/1/16	3,200,000	[a]	3,200,000
Total Investments (cost $213,595,000)			99.8%		213,595,000
Cash and Receivables (Net)			0.2%		452,818
Net Assets			100.0%		214,047,818

a Variable rate demand note—rate shown is the interest rate in effect at October 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities amounted to
$28,015,000 or 13.09% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free New York Municipal Cash Management
October 31, 2016 (Unaudited)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	213,595,000
Level 3 - Significant Unobservable Inputs	-
Total	213,595,000

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus AMT-Free New York Municipal Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 13, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)